TRADE, OTHER RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
TRADE, OTHER RECEIVABLES AND OTHER ASSETS	TRADE, OTHER RECEIVABLES AND OTHER ASSETS

	US Dollars
Figures in millions	2024	2023	2022

Non-current
Deferred compensation assets (financial assets)	30	42	12
Prepayments	7	14	19
Recoverable tax, rebates, levies and duties	192	198	200
Other receivables (financial assets)	14	—	—
	243	254	231

Current
Trade receivables (financial assets)	47	25	20
Deferred compensation asset (financial assets)	18	6	—
Prepayments	59	41	58
Recoverable tax, rebates, levies and duties (1)	145	119	148
Dividend receivable from Kibali joint venture	55	—	—
Other receivables (financial assets) (2)	50	8	11
	374	199	237

Total trade, other receivables and other assets	617	453	468

There is a concentration risk of recoverability in respect of amounts due from
Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. The Group uses probability weighted discounting models together with the expected timing of recovery of these refunds to quantify the current fair value and related discounting effects which are updated at each reporting period. Timing of the recoverability and the resultant probabilities is updated based on several factors including ongoing correspondence and meetings with the relevant authorities and income taxes available for off-sets, if applicable. A reasonable possible change in the risk-free discount rate and/or expected timing of recovery used in the weighted probability model would not have a material impact on the fair value recognised.

These values are summarised as follows:
Recoverable value added tax (3)	215	229	231
Appeal deposits	70	51	43
(1) Includes taxation asset, refer to Note 29.
(2) Includes AGRe re-insurance overpayment of $21m and Siguiri insurance receivable of $21m in the current year.
(3)  Geita Gold Mining Limited in Tanzania VAT receivable balance was $163m (2023: $153m; 2022: $153m).